Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Condition
Fair value of securities held-to-maturity (in dollars)	$ 30,780,414	$ 49,264,203
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	7,024,596	6,915,570
Treasury stock, shares	0	2,521
Unearned ESOP, shares	44,965	78,956